FINANCIAL ASSETS AND LIABILITIES - Significant changes in financial assets and financial liabilities (Details) $ in Millions			1 Months Ended
	Jun. 19, 2019 PKR (₨)	Apr. 25, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 PKR (₨)	Jun. 26, 2019 USD ($)	May 06, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Financial assets			$ 770				$ 146
Current financial assets			$ 762				$ 88
USD300M syndicated term facility
Disclosure of detailed information about financial instruments [line items]
Facility amount		$ 300
Tenor		12 months
Extension option		24 months
Senior notes at 8.6 Percent
Disclosure of detailed information about financial instruments [line items]
Facility amount						$ 300
USD600M term facility
Disclosure of detailed information about financial instruments [line items]
Facility amount					$ 600
PKR14,369M bilateral secured facility
Disclosure of detailed information about financial instruments [line items]
Facility amount | ₨	₨ 14,369,000,000
Tenor	7 years
PKR45,000M secured syndicated facility
Disclosure of detailed information about financial instruments [line items]
Facility amount | ₨				₨ 45,000,000,000
Tenor			7 years
Global Telecom Holding
Disclosure of detailed information about financial instruments [line items]
Current financial assets			$ 668
6-month KIBOR | PKR14,369M bilateral secured facility
Disclosure of detailed information about financial instruments [line items]
Margin	0.75%
6-month KIBOR | PKR45,000M secured syndicated facility
Disclosure of detailed information about financial instruments [line items]
Margin			0.75%	0.75%